Summary of Significant Accounting Policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash fdic insurance amount	$ 250
Advertising costs	5,300	$ 2,700
Capitalizes property and equipment	2,500
Impairment charges	0	0
Research and development expenses	9,600	4,400
Employee compensastion	6,000	2,800
Research and development expenses related to materials and equipment purchases	3,600	1,600
General and administrative	12,400	3,300
General and administrative expenses related to employee	3,800	1,200
Legal and other expenses	8,600	2,100
Contract with Customer, Liability	$ 523	$ 0